Income taxes	12 Months Ended
Dec. 31, 2025
Income taxes
Income taxes
11.	Income taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company and its subsidiaries incorporated in the Cayman Islands are not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Entities incorporated in Hong Kong are subject to Hong Kong profits tax at a rate of 16.5%. Operations in Hong Kong have incurred net accumulated operating losses for income tax purpose and no income tax provisions are recorded for the period presented.

Japan

Entities incorporated in Japan are subject to an income tax rate calculated according to relevant regulations of Japan Ministry of Finance. Operations in Japan have incurred net accumulated operating losses for income tax purpose and no income tax provisions are recorded for the period presented.

China

The Group’s subsidiaries and consolidated VIEs established in the PRC are subject to an income tax rate of 25%, according to the PRC Enterprise Income Tax (“EIT”) Law.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE.

11.	Income taxes (Continued)

China (Continued)

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a consolidated affiliate. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group VIEs are in an accumulated deficit position and therefore not subject to this deferred tax liability.

Income (loss) before income taxes consist of:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
PRC	(92,977,042)	(533,372,130)	56,078,654
Overseas	161,174,386	245,969,524	(54,824,150)
Total	68,197,344	(287,402,606)	1,254,504

For years ended December 31, 2023, 2024 and 2025, the Group recorded current income tax expense of RMB1,068,958, RMB15,406,551 and RMB28,408,570 respectively.

The reconciliation of total tax expenses computed by applying the respective statutory income tax rate to pre-tax income is as follows:

	Years ended December 31,
	2023	2024
PRC income tax rate	25.00%	25.00%
Expenses not deductible for tax purposes	19.77%	(8.79)%
Effect of tax rate in different tax jurisdiction	(77.33)%	20.76%
Change in valuation allowance	36.13%	(42.33)%
Total	3.57%	(5.36)%

11.	Income taxes (Continued)

China (Continued)

In accordance with the updated requirements of ASU No. 2023-09 for the year ended December 31, 2025, a reconciliation between the statutory rate and the Group’s effective tax rate is as follows:

	Years ended December 31, 2025
	Amount	Percent
	RMB
Income before provision for income tax	1,254,504
Local Income tax of mainland of China	313,626	25.00%
Foreign tax effects
Cayman
Tax rate differential	(2,598,393)	(207.12)%
British Virgin Islands (“BVI”)
Tax rate differential	16,300,305	1,299.34%
Others
Tax rate differential	8,759	0.70%
Changes in valuation allowances	(4,634)	(0.37)%
Changes in valuation allowance	11,727,719	934.85%
Nondeductible items	4,739,972	377.84%
True-up	(3,881,972)	(309.44)%
Effect of expired tax loss	665,217	53.03%
Disposal of previously recognized tax loss	1,137,971	90.70%
Effective tax rate	28,408,570	2,264.53%

Note: In 2025, the Group paid RMB28.4 million in income taxes (net of refunds received) in the Chinese mainland.

Deferred tax assets are as follows:

	Years ended December 31,
	2024	2025
	RMB	RMB
Deferred tax assets
Tax loss carried forward	461,896,586	484,867,200
Deductible temporary differences	308,259,437	308,458,751
Tax basis difference upon the restructuring in 2016	11,911,959	916,032
Allowance for credit loss	10,812,975	10,769,920
Allowance for others	18,868,173	18,460,312
Total deferred tax assets	811,749,130	823,472,215
Less: valuation allowance	(811,749,130)	(823,472,215)
Net deferred tax assets	—	—

11.	Income taxes (Continued)

China (Continued)

The movement of deferred tax valuation allowance is as follows:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of the year	1,064,015,562	1,111,583,535	811,749,130
Increase	82,998,721	28,617,596	17,385,339
Decrease	(35,430,748)	(328,452,001)	(5,662,254)
Balance at end of the year	1,111,583,535	811,749,130	823,472,215

According to the Article 18 of PRC Tax Law, the enterprise can carry over the losses to the succeeding five tax years. As of December 31, 2023, 2024 and 2025, the Group had tax operating loss carry forwards of RMB2,434,721,831, RMB1,050,262,051 and RMB1,142,140,290, respectively, from its subsidiaries, VIEs and subsidiaries of the VIEs registered in the PRC, which can be carried forward to offset taxable income and will expire during the period from 2024 to 2028, 2025 to 2029 and 2026 to 2030, respectively.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more likely than not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses. Valuation allowances are established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law. The Group has provided a full valuation allowance for the deferred tax assets as of December 31, 2024 and 2025, as management is not able to conclude that the future realization of those net operating loss carry forwards and other deferred tax assets are more likely than not.